Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The income tax provision for the years ended December 31, 2021 and 2020 were primarily due to state and foreign income tax expense and consisted of the following (in thousands):

	December 31,
	2021	2020
Current
State	$113	$104
Foreign	129	219
Total provision for income taxes	$242	$323

December 31,
	2021	2020
Deferred
State	$—	$—
Foreign	—	—
Total provision for income taxes	$—	$—

Schedule of Loss before Provision for Income Taxes, Domestic and Foreign
Loss before provision for income taxes consisted of the following (in thousands):

	Years Ended December 31,
	2021	2020
United States	($261,852)	($148,332)
Foreign	(32,293)	(101,661)
Total loss before provision for income taxes	($294,145)	($249,993)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of amounts computed by applying the U.S. federal statutory income tax rate to loss before income taxes to total income tax expense is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Income tax at U.S. statutory rate of 21%	$(61,771)	$(52,499)
Foreign tax rate differential	(7,645)	(889)
State income taxes (net of federal benefit)	89	(8,553)
Tax credits	(1,753)	(1,214)
Stock-based compensation	1,389	66
Convertible debt instruments	5,399	—
Capital loss	(9,640)	—
Non-deductible expenses and other, net	(2,362)	220
Change in valuation allowance	76,536	63,192
Total provision for income taxes	$242	$323

Schedule of Deferred Tax Assets
The components of Sonder’s net deferred tax assets and liabilities were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss and capital loss carryforwards	$152,091	$85,972
Credit carryforwards	4,936	2,239
Accrued expenses and reserves	1,492	847
Deferred revenue	6,245	2,520
Deferred rent	9,128	4,747
Fixed and intangible assets	17,870	18,564
Other	13,781	7,131
Gross deferred tax assets	205,543	122,020
Valuation allowance	(205,543)	(122,020)
Total deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Years Ended December 31,
	2021	2020
Beginning unrecognized tax benefits	$683	$—
Addition to tax positions related to prior years	417	383
Addition to tax positions related to current year	253	300
Ending unrecognized tax benefits	$1,353	$683